Document and Entity Information	Nov. 02, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	XCEL ENERGY INC
Amendment Flag	false
Entity Central Index Key	0000072903
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Incorporation State Country Code	MN
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Junior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.25% Junior Subordinated Notes due 2085
Trading Symbol	XELLL
Security Exchange Name	NASDAQ